UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
Address:              707 East Main Street
                      Richmond, Virginia  23219


Form 13F File Number:                       28-    7718
                                            -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley A. Brown
       ------------------------------------------

Title:    Vice President, Secretary/Treasurer
       ------------------------------------------

Phone:    (804) 344-3532
       ------------------------------------------


Signature, Place, and Date of Signing:


/s/ Bradley A. Brown           Richmond, Virginia           12/31/99
-----------------------------------------------------------------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                      -----------------------

Form 13F Information Table Entry Total:                      48
                                                      -----------------------

Form 13F Information Table Value Total (thousands):
                                                        $142,356.13
                                                      -----------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                Item 1                                  Item 2           Item 3                     Item 4
                ------                                  ------           ------                     ------
                                                       Title of           CUSIP                  Fair Market        Price per
            Name of Issuer                               Class           Number                     Value             Share
            --------------                             --------          ------                  -----------        ---------
Advanced Mico Devices, Inc.                              cs              7903107                  $105,832.50         77.25
Aladdin Knowledge Systems                                cs             M0392N101              $34,507,127.34         15.810
Approved Mortgage Corp.                                  cs             038327102                 $195,710.00          1.000
Capital One Financial Corp.                              cs             14040h105                 $149,923.20         44.620
CitiGroup Corp.                                          cs             172967101               $1,180,900.00         60.250
Citrix Systems, Inc.                                     cs             177376100                 $132,580.00         18.940
Commonwealth Biotechnologies, Inc.                       cs             202739108               $1,330,952.00          8.000
Dow Chemical Co.                                         cs             260543103                 $117,741.00         30.190
ECI Telecom Ltd.                                         cs             268258100               $3,704,480.00         35.620
EntreMed, Inc.                                           cs             29382F103              $19,914,291.60         29.940
Federal National Mortgage Assoc.                         cs             313586109                 $140,913.00         52.190
First Union Corp.                                        cs             337358105                 $480,073.50         24.810
GTE Corp.                                                cs             362320103                 $217,875.00         62.250
General Electric Co.                                     cs             369604103               $1,502,550.00         53.000
Honda Motor Co. Ltd.                                     cs; ADR        438128308                 $158,125.00         68.750
Humphrey Hospitality Trust                               cs; REIT       445467103                 $489,453.53          7.560
Independent Property Operators of America, LLC           LLC Units         N/A                 $10,849,891.50     27,777.500
Israel Land Development Ltd                              cs             32063l100                 $210,000.00         30.000
Koger Equity, Inc.                                       cs             500228101                 $236,180.00         16.870
LCC International, Inc.                                  cs             501810105                 $354,250.00         27.250
LSI Logic Corp.                                          cs             502161102                 $173,184.00         54.120
Lucent Technologies, Inc.                                cs             549463107                 $649,143.00         59.250
Matsushita Electric                                      cs; ADR        576879209                 $514,000.00        257.000
Microsoft Corp.                                          cs             594918104                 $135,898.00         79.940
Midwest Express Holdings                                 cs             597911106                 $231,770.00         21.500
Motorola, Inc.                                           cs             620076109              $14,530,000.00         29.060
Pfizer, Inc.                                             cs             717081103                 $480,000.00         48.000
Philip Morris Companies, Inc.                            cs             718154107                 $533,856.00         26.560
Shire Pharmaceuticals-ADR                                cs ADR         82481r06                $5,264,805.00         51.870
Sony Corp. - ADR New                                     cs; ADR        835699307               $1,131,720.00         94.310
Sun International Hotels LTD                             cs             p8797t133                 $800,000.00         20.000
Tele Norte Leste Participacoes S. A.                     cs ADR         879246106                 $282,093.66         23.620
Telecominicaoes Brasileiras SA Telebras HLD              cs; ADR        879287308              $19,618,240.00         97.120
Telefonica SA                                            cs ADR         879382208               $3,775,982.75         64.060
Viacom                                                   cs             925524100                 $129,903.00         68.370
Virginia Gas Company                                     cs             927814103               $2,696,195.46          3.370
Vodafone Group PLC                                       cs; ADR        9285T107                  $310,800.00         41.440
World Acceptance Corp.                                   cs             981419104              $13,418,311.00          4.870
AIM Invt Fds Global Telecommunications Cl                mf; cl A       00141t403                 $246,109.14         33.310
AIM Invt Fds Global Telecommunications Cl                mf; cl b       00141t403                 $285,082.15         34.900
American Mutual Fund, Inc.                               mf             27681105                  $166,407.58         22.520
Franklin Virginia Tax Free Income Fund                   mf; cl A       354723769                 $213,124.67         11.040
Growth Fund of America, Inc.                             mf             399874106                 $168,238.47         33.820
MFS Virginia Municipal Bond Fund-CL A                    mf; cl A       552987505                 $142,902.88         10.900
Oppenheimer Quest Global                                 mf             683806200                 $119,201.42         17.680
Oppenheimer Quest Opportunity-CL A                       mf             6.84E+212                  $97,092.16         18.200
Oppenheimer Quest Opportunity-CL B                       mf             683808208                 $106,504.39         33.310
Smallcap World Fund, Inc.                                mf             831681101                 $156,711.88         40.930
                                                                                              ---------------
                                                                                              142,356,125.781


               Item 1                                              Item 5         Item 6       Item 7       Item 8
               ------                                              ------         ------       ------       ------
                                                                  Shares of     Investment                  Voting
           Name of Issuer                                     Principal Amount  Discretion    Managers    Authority
           --------------                                     ----------------  ----------    --------    ---------
Advanced Mico Devices, Inc.                                      1370              sole         n/a          none
Aladdin Knowledge Systems                                        2,182,614.000     sole         n/a          none
Approved Mortgage Corp.                                            195,710.000     sole         n/a          none
Capital One Financial Corp.                                          3,360.000     sole         n/a          none
CitiGroup Corp.                                                     19,600.000     sole         n/a          none
Citrix Systems, Inc.                                                 7,000.000     sole         n/a          none
Commonwealth Biotechnologies, Inc.                                 166,369.000     sole         n/a          none
Dow Chemical Co.                                                     3,900.000     sole         n/a          none
ECI Telecom Ltd.                                                   104,000.000     sole         n/a          none
EntreMed, Inc.                                                     665,140.000     sole         n/a          none
Federal National Mortgage Assoc.                                     2,700.000     sole         n/a          none
First Union Corp.                                                   19,350.000     sole         n/a          none
GTE Corp.                                                            3,500.000     sole         n/a          none
General Electric Co.                                                28,350.000     sole         n/a          none
Honda Motor Co. Ltd.                                                 2,300.000     sole         n/a          none
Humphrey Hospitality Trust                                          64,742.530     sole         n/a          none
Independent Property Operators of America, LLC                         390.600     sole         n/a          none
Israel Land Development Ltd                                          7,000.000     sole         n/a          none
Koger Equity, Inc.                                                  14,000.000     sole         n/a          none
LCC International, Inc.                                             13,000.000     sole         n/a          none
LSI Logic Corp.                                                      3,200.000     sole         n/a          none
Lucent Technologies, Inc.                                           10,956.000     sole         n/a          none
Matsushita Electric                                                  2,000.000     sole         n/a          none
Microsoft Corp.                                                      1,700.000     sole         n/a          none
Midwest Express Holdings                                            10,780.000     sole         n/a          none
Motorola, Inc.                                                     500,000.000     sole         n/a          none
Pfizer, Inc.                                                        10,000.000     sole         n/a          none
Philip Morris Companies, Inc.                                       20,100.000     sole         n/a          none
Shire Pharmaceuticals-ADR                                          101,500.000     sole         n/a          none
Sony Corp. - ADR New                                                12,000.000     sole         n/a          none
Sun International Hotels LTD                                        40,000.000     sole         n/a          none
Tele Norte Leste Participacoes S. A.                                11,943.000     sole         n/a          none
Telecominicaoes Brasileiras SA Telebras HLD                        202,000.000     sole         n/a          none
Telefonica SA                                                       58,944.470     sole         n/a          none
Viacom                                                               1,900.000     sole         n/a          none
Virginia Gas Company                                               800,058.000     sole         n/a          none
Vodafone Group PLC                                                   7,500.000     sole         n/a          none
World Acceptance Corp.                                           2,755,300.000     sole         n/a          none
AIM Invt Fds Global Telecommunications Cl                            7,388.446     sole         n/a          none
AIM Invt Fds Global Telecommunications Cl                            8,168.543     sole         n/a          none
American Mutual Fund, Inc.                                           7,389.324     sole         n/a          none
Franklin Virginia Tax Free Income Fund                              19,304.771     sole         n/a          none
Growth Fund of America, Inc.                                         4,974.526     sole         n/a          none
MFS Virginia Municipal Bond Fund-CL A                               13,110.356     sole         n/a          none
Oppenheimer Quest Global                                             6,742.162     sole         n/a          none
Oppenheimer Quest Opportunity-CL A                                   5,334.734     sole         n/a          none
Oppenheimer Quest Opportunity-CL B                                   3,197.370     sole         n/a          none
Smallcap World Fund, Inc.                                            3,828.778     sole         n/a          none

cs = common stock
REIT = real estate investment trust
ADR = American Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants